RETIREMENT PLANS - Information Related to Pension and Postretirement Plans (Details) € in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Amounts recognized in Consolidated Balance Sheet:
Other assets	$ 39.0	$ 31.1		$ 39.0
Postretirement health care and pension benefits	(943.4)	(1,084.4)		(943.4)
Amounts recognized in Accumulated Other Comprehensive Loss (Income):
Accumulated other comprehensive loss (income), net of tax	518.9	823.8		518.9
Change in Accumulated Other Comprehensive Loss (Income):
Other comprehensive loss (income)		251.6		(18.0)	$ 9.2
Aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	3,427.1	3,970.3		3,427.1
Accumulated benefit obligation	3,308.4	3,877.4		3,308.4
Fair value of plan assets	2,624.3	3,040.5		2,624.3
Discontinued Operations, Disposed of By Sale
Projected Benefit Obligation
Projected benefit obligation, beginning of year		1.4
Projected benefit obligation, end of year	1.4	5.3		1.4
Plan Assets
Fair value of plan assets, beginning of year		0.0
Fair value of plan assets, end of year	0.0	0.6		0.0
Amounts recognized in Accumulated Other Comprehensive Loss (Income):
Accumulated other comprehensive loss (income), net of tax	(0.1)	2.9		(0.1)
Aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	1.4	5.3		1.4
Accumulated benefit obligation	1.1	1.1		1.1
Fair value of plan assets	0.0	0.6		0.0
Non-qualified plan
Projected Benefit Obligation
Projected benefit obligation, beginning of year		119.0
Projected benefit obligation, end of year	119.0	127.0		119.0
United States | Pension
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	2,189.0	2,535.9		2,189.0
Projected Benefit Obligation
Projected benefit obligation, beginning of year		2,241.0		2,485.1
Service cost		72.8		74.5	70.2
Interest cost		89.0		83.1	83.4
Curtailments and settlements		3.4
Plan amendments, decrease in benefit obligation	(40.4)			(40.4)
Actuarial (gain) loss		(336.4)		181.3
Benefits paid		(180.1)		(180.0)
Projected benefit obligation, end of year	2,241.0	2,562.5		2,241.0	2,485.1
Plan Assets
Fair value of plan assets, beginning of year		1,981.4		2,226.4
Actual returns on plan assets		366.9		(70.7)
Company contributions		129.0		5.7
Curtailments and settlements		(4.3)
Benefits paid		(180.1)		(180.0)
Fair value of plan assets, end of year	1,981.4	2,292.9		1,981.4	2,226.4
Funded Status, end of year	(259.6)	(269.6)		(259.6)
Amounts recognized in Consolidated Balance Sheet:
Other current liabilities	(5.9)	(12.5)		(5.9)
Postretirement health care and pension benefits	(253.7)	(257.1)		(253.7)
Net liability	(259.6)	(269.6)		(259.6)
Amounts recognized in Accumulated Other Comprehensive Loss (Income):
Unrecognized net actuarial loss	539.2	632.4		539.2
Unrecognized net prior service costs (benefits)	(52.3)	(40.0)		(52.3)
Tax (benefit) expense	(194.4)	(149.1)		(194.4)
Accumulated other comprehensive loss (income), net of tax	292.5	443.3		292.5
Change in Accumulated Other Comprehensive Loss (Income):
Amortization of net actuarial (gain) loss		(23.5)		(38.9)
Amortization of prior service costs		11.5		6.8
Current period net actuarial loss (gain)		119.0		51.2
Settlement		(1.5)
Tax (benefit) expense		(25.7)		5.1
Pension and Postretirement benefit changes				(40.4)
Other comprehensive loss (income)		79.8		(16.2)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2014
Net actuarial loss		51.9
Net prior service benefits		(7.4)
Total		44.5
United States | Postretirement Health Care
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	147.3	165.7		147.3
Projected Benefit Obligation
Projected benefit obligation, beginning of year		147.3		181.3
Service cost		1.4		2.7	2.6
Interest cost		5.6		5.6	5.8
Participant contributions		3.4		3.5
Curtailments and settlements		0.6
Plan amendments, decrease in benefit obligation			€ (18.9)	(13.7)
Actuarial (gain) loss		(22.2)		18.4
Benefits paid		(14.8)		(13.7)
Projected benefit obligation, end of year	147.3	165.7		147.3	181.3
Plan Assets
Fair value of plan assets, beginning of year		6.0		7.6
Actual returns on plan assets		1.1		(0.2)
Company contributions		13.8		12.3
Benefits paid		(14.8)		(13.7)
Fair value of plan assets, end of year	6.0	6.1		6.0	7.6
Funded Status, end of year	(141.3)	(159.6)		(141.3)
Amounts recognized in Consolidated Balance Sheet:
Other current liabilities	(5.0)	(5.2)		(5.0)
Postretirement health care and pension benefits	(136.3)	(154.4)		(136.3)
Net liability	(141.3)	(159.6)		(141.3)
Amounts recognized in Accumulated Other Comprehensive Loss (Income):
Unrecognized net actuarial loss	(36.0)	(10.5)		(36.0)
Unrecognized net prior service costs (benefits)	(34.4)	(11.0)		(34.4)
Tax (benefit) expense	27.6	3.4		27.6
Accumulated other comprehensive loss (income), net of tax	(42.8)	(18.1)		(42.8)
Change in Accumulated Other Comprehensive Loss (Income):
Amortization of net actuarial (gain) loss		4.1		1.9
Amortization of prior service costs		23.2		19.7
Current period net actuarial loss (gain)		21.4		(17.8)
Current period prior service costs				5.2
Settlement		0.2
Tax (benefit) expense		(11.7)		2.4
Pension and Postretirement benefit changes				(18.9)
Other comprehensive loss (income)		37.2		(7.5)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2014
Net actuarial loss		0.1
Net prior service benefits		(11.0)
Total		(10.9)
International Pension | Pension
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	1,349.9	1,585.5		1,349.9
Projected Benefit Obligation
Projected benefit obligation, beginning of year		1,436.7		1,537.9
Service cost		30.2		33.2	31.4
Interest cost		31.2		29.1	28.4
Participant contributions		3.0		3.5
Curtailments and settlements		(18.6)		(22.8)
Plan amendments, decrease in benefit obligation		0.1
Actuarial (gain) loss		(235.8)		42.7
Assumed through acquisitions				11.4
Other events		0.6
Benefits paid		(37.6)		(38.7)
Foreign currency translation		(13.8)		(74.2)
Projected benefit obligation, end of year	1,436.7	1,667.6		1,436.7	1,537.9
Plan Assets
Fair value of plan assets, beginning of year		925.6		981.1
Actual returns on plan assets		110.5		2.6
Company contributions		43.3		42.0
Participant contributions		3.0		3.5
Acquisitions				6.4
Curtailments and settlements		(17.6)		(22.8)
Benefits paid		(37.6)		(38.7)
Foreign currency translation		(0.1)		(48.5)
Fair value of plan assets, end of year	925.6	1,027.1		925.6	$ 981.1
Funded Status, end of year	(511.1)	(640.5)		(511.1)
Amounts recognized in Consolidated Balance Sheet:
Other assets	39.0	31.1		39.0
Other current liabilities	(24.4)	(23.6)		(24.4)
Postretirement health care and pension benefits	(525.7)	(647.8)		(525.7)
Net liability	(511.1)	(640.3)		(511.1)
Amounts recognized in Accumulated Other Comprehensive Loss (Income):
Unrecognized net actuarial loss	368.0	527.7		368.0
Unrecognized net prior service costs (benefits)	(6.0)	0.6		(6.0)
Tax (benefit) expense	(92.7)	(129.6)		(92.7)
Accumulated other comprehensive loss (income), net of tax	$ 269.3	398.7		269.3
Change in Accumulated Other Comprehensive Loss (Income):
Amortization of net actuarial (gain) loss		(17.3)		(16.5)
Amortization of prior service costs		1.1		0.9
Current period net actuarial loss (gain)		185.8		17.9
Current period prior service costs		0.1
Settlement		1.8		(2.3)
Tax (benefit) expense		(36.9)		5.7
Foreign currency translation		(5.2)		(19.2)
Other comprehensive loss (income)		129.4		$ (13.5)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2014
Net actuarial loss		25.5
Net prior service benefits		(0.1)
Total		$ 25.4